RELATED PARTIES BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
Trade accounts receivable		$ 148
Long-term investment	60	204
Trade accounts payable	90	125
Sales	59	431	268
Cost of revenues	3,379	2,853	2,658
Financing expenses			180
General and Administrative expenses	311	238	165
Other expense (income), net	$ 144	$ (184)	$ 214